DEFERRED REVENUE	12 Months Ended
Dec. 31, 2019
Disclosure Of Deferred Revenue [Abstract]
DEFERRED REVENUE
11. DEFERRED REVENUE
The Company through its subsidiary Caystar Finance Co. completed a $145 million gold purchase and sale agreement (“Streaming Agreement”) with RGLD Gold AG ("RGLD"), a wholly-owned subsidiary of Royal Gold, Inc. Golden Star will deliver 10.5% of gold production from Wassa and Prestea at a cash purchase price of 20% of spot gold until 240,000 ounces have been delivered. Thereafter, 5.5% of gold production will be delivered from Wassa and Prestea at a cash purchase price of 30% of spot gold price. As at December 31, 2019 the Company had delivered a total of 100,181 ounces of gold to RGLD since the inception of the Streaming Agreement.
During the year ended December 31, 2019, the Company sold 21,720 ounces of gold to RGLD. Revenue recognized on the ounces sold to RGLD during the year ended December 31, 2019 consisted of $6.0 million of cash payment proceeds and $13.3 million of deferred revenue recognized in the period (see Note 17).

	For the Years Ended December 31,
	2019	2018
Beginning balance	$119,948	$109,956
Impact of adopting IFRS 15 on January 1, 2018	—	18,980
Deferred revenue recognized before cumulative catch-up adjustment	(13,334)	(13,738)
Variable consideration adjustment	3,073	—
Interest on financing component of deferred revenue	4,288	4,750
Balance at the end of the period	$113,975	$119,948

Current portion	$11,191	$14,316
Long term portion	102,784	105,632
Total	$113,975	$119,948

As the Company’s Streaming Agreement contains a variable component, each time there is a significant change in the underlying gold production of the Company’s mines a cumulative catch-up adjustment to revenue is required. In 2019, the Company realized an adjustment to revenue and finance costs due to an increase in the Company’s resource and reserve estimates related primarily to the Wassa mine. The result of the adjustment was to reduce revenue by $(9.3) million, reduce finance expense by $(6.2) million and increase deferred revenue by $3.1 million.